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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06567

Invesco Municipal Opportunity Trust
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	2/28

Date of reporting period:	11/30/15

Item 1. Schedule of Investments.

Invesco Municipal Opportunity Trust

Quarterly Schedule of Portfolio Holdings

November 30, 2015

invesco.com/us	VK-CE-MOPP-QTR-1 11/15	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2015

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–165.99%(a)

Alabama–1.91%

Alabaster (City of) Board of Education;
Series 2014 A, Limited Special Tax GO Wts. (INS-AGM) (b)	5.00%	09/01/2039	$1,580	$1,778,827
Series 2014 A, Limited Special Tax GO Wts. (INS-AGM) (b)	5.00%	09/01/2044	1,580	1,766,108
Bessemer Governmental Utility Services Corp.; Series 2008 A, Ref. Water Supply RB (INS-AGC) (b)(c)	5.00%	06/01/2039	3,250	3,417,180
Birmingham (City of) Airport Authority; Series 2010, RB (INS-AGM) (b)	5.25%	07/01/2030	3,350	3,796,488
Birmingham (City of) Water Works Board; Series 2011, Water RB (INS-AGM) (b)(c)	5.00%	01/01/2036	1,815	2,076,650
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB	5.50%	01/01/2043	1,600	1,604,417
Mobile (City of) Industrial Development Board (Mobile Energy Services Co.); Series 1995, Ref. Solid Waste Disposal RB	6.95%	01/01/2020	5	0
Selma (City of) Industrial Development Board; Series 2009 A, Gulf Opportunity Zone RB	6.25%	11/01/2033	3,050	3,531,382
				17,971,052

Alaska–0.69%

Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB (c)	5.50%	10/01/2041	5,730	6,504,581

Arizona–3.99%

Arizona (State of) Health Facilities Authority (Catholic Healthcare West); Series 2011 B-2, RB (INS-AGM) (b)	5.00%	03/01/2041	435	474,320
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	2,735	3,015,037
Arizona (State of) Transportation Board;
Series 2008 B, Highway RB (c)(d)(e)	5.00%	07/01/2018	2,005	2,212,217
Series 2008 B, Highway RB (c)(d)(e)	5.00%	07/01/2018	3,925	4,330,649
Series 2008 B, Highway RB (d)(e)	5.00%	07/01/2018	610	673,044
Series 2011 A, Ref. Sub. Highway RB (c)	5.00%	07/01/2036	4,095	4,695,204
Glendale (City of) Industrial Development Authority (Midwestern University);
Series 2010, RB	5.00%	05/15/2035	750	837,345
Series 2010, RB	5.13%	05/15/2040	1,500	1,682,610
Goodyear (City of) McDowell Road Commercial Corridor Improvement District; Series 2007, Special Assessment Improvement RB (INS-AMBAC) (b)	5.25%	01/01/2032	2,775	2,887,276
Navajo County Pollution Control Corp.; Series 2009 E, PCR (e)	5.75%	06/01/2016	950	973,816
Phoenix (City of) Industrial Development Authority (Career Success Schools);
Series 2009, Education RB	7.00%	01/01/2029	735	725,055
Series 2009, Education RB	7.00%	01/01/2039	835	792,924
Series 2009, Education RB	7.13%	01/01/2045	790	754,174
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB (f)	6.50%	07/01/2034	630	701,795
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/2042	3,870	4,167,680
Pima (County of) Industrial Development Authority (Global Water Resources, LLC); Series 2007, Water & Wastewater RB (g)	6.55%	12/01/2037	2,830	2,877,855
Pima (County of) Industrial Development Authority (Tucson Electric Power Co.); Series 2010 A, IDR	5.25%	10/01/2040	550	603,873
Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB (c)	5.00%	01/01/2028	2,680	2,980,696
Yuma (City of) Industrial Development Authority (Regional Medical Center); Series 2014 A, Hospital RB	5.00%	08/01/2029	2,015	2,298,269
				37,683,839

Arkansas–0.16%

Pulaski (County of) Public Facilities Board; Series 2014, Healthcare RB	5.00%	12/01/2042	1,420	1,557,399

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–16.70%

Anaheim (City of) Public Financing Authority (Anaheim Public Improvements); Series 1997 C, Sub. Lease CAB RB (INS-AGM) (b)(h)	0.00%	09/01/2020	$2,630	$2,409,764
Bay Area Governments Association (California Redevelopment Agency Pool); Series 2004 A, Tax Allocation RB (INS-SGI) (b)	5.25%	09/01/2029	160	160,214
Bay Area Toll Authority (San Francisco Bay Area); Series 2008 F-1, Toll Bridge RB (c)(d)(e)	5.00%	04/01/2018	5,905	6,469,872
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds (h)	0.00%	08/01/2028	1,050	736,701
California (State of) Department of Water Resources (Central Valley);
Series 2008 AE, Water System RB (c)	5.00%	12/01/2024	1,200	1,321,164
Series 2008 AE, Water System RB (c)	5.00%	12/01/2025	1,450	1,595,856
Series 2008 AE, Water System RB (c)	5.00%	12/01/2026	1,450	1,594,884
Series 2008 AE, Water System RB (c)	5.00%	12/01/2027	900	988,992
Series 2008 AE, Water System RB (c)	5.00%	12/01/2028	1,450	1,597,335
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB	6.00%	07/01/2034	1,400	1,603,294
California (State of) Housing Finance Agency;
Series 2008 K, Home Mortgage RB (g)	5.30%	08/01/2023	2,405	2,469,262
Series 2008 K, Home Mortgage RB (g)	5.45%	08/01/2028	5,700	5,804,880
California (State of) Pollution Control Finance Authority;
Series 2012, Water Furnishing RB (f)(g)	5.00%	07/01/2027	1,740	1,912,156
Series 2012, Water Furnishing RB (f)(g)	5.00%	07/01/2030	2,025	2,175,721
Series 2012, Water Furnishing RB (f)(g)	5.00%	07/01/2037	4,445	4,743,748
California (State of) Statewide Communities Development Authority (John Muir Health); Series 2006 A, RB	5.00%	08/15/2028	1,260	1,297,561
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2009 A, RB	5.00%	04/01/2019	1,750	1,975,715
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.25%	12/01/2044	1,080	1,142,284
California (State of) Statewide Communities Development Authority (Pooled Financing Program); Series 2004 A, Water & Wastewater RB (INS-AGM) (b)	5.25%	10/01/2019	105	105,434
California (State of);
Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/2031	1,575	1,818,148
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds (d)(e)	5.25%	07/01/2019	1,590	1,827,133
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds (d)(e)	5.25%	07/01/2019	910	1,045,717
Series 2010, Various Purpose Unlimited Tax GO Bonds	5.50%	03/01/2040	5,090	5,889,232
Series 2012, Ref. Unlimited Tax GO Bonds	5.00%	02/01/2032	2,300	2,633,845
Series 2012, Ref. Unlimited Tax GO Bonds	5.25%	02/01/2030	730	855,932
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/2042	3,430	3,877,958
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/2035	4,665	5,412,286
Series 2013, Ref. Various Purpose Unlimited Tax GO Bonds	5.25%	09/01/2030	1,000	1,205,980
California Infrastructure & Economic Development Bank (The Scripps Research Institute); Series 2005 A, RB	5.00%	07/01/2029	2,000	2,006,700
Camarillo (City of) Public Finance Authority; Series 2005, Wastewater RB (d)(e)	5.00%	06/01/2016	2,000	2,047,740
Coachella (City of) Redevelopment Agency (Merged Project Areas); Series 2006 A, Sub. Tax Allocation RB (INS-AMBAC) (b)	5.25%	09/01/2036	3,390	3,429,731
Daly City (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier Mobile Home Park RB	6.50%	12/15/2047	590	606,213
Desert Community College District (Election of 2004); Series 2007 B, Unlimited Tax GO Bonds (INS-AGM) (b)	5.00%	08/01/2032	500	531,605
East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB (c)	5.00%	06/01/2036	5,795	6,628,958
Foothill-Eastern Transportation Corridor Agency; Series 2015, Ref. CAB Toll Road RB (INS-AGM) (b)(h)	0.00%	01/15/2034	5,235	2,481,652
Golden State Tobacco Securitization Corp.;
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	4.50%	06/01/2027	5,720	5,644,725
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2033	7,000	6,385,820
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/2030	1,725	1,983,991
Series 2015 A, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2040	5,000	5,653,650
Kern (County of) Board of Education; Series 2006 A, Ref. COP (INS-NATL) (b)	5.00%	06/01/2031	1,000	1,017,060
Los Angeles (City of) Department of Water & Power;
Series 2012 B, Waterworks RB	5.00%	07/01/2037	1,000	1,151,250
Series 2012-B, Waterworks RB (c)	5.00%	07/01/2043	6,500	7,469,345

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Los Angeles (County of) Public Works Financing Authority; Series 1996 A, Ref. Sr. Lien RB (INS-AGM) (b)	5.50%	10/01/2018	$665	$712,055
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB (f)	5.50%	03/01/2018	110	117,543
Palomar Pomerado Health; Series 2009, COP	6.75%	11/01/2039	1,450	1,604,628
Sacramento (County of); Series 2010, Sr. Airport System RB	5.00%	07/01/2040	2,750	3,095,015
San Diego (County of) Regional Airport Authority; Series 2010 A, Sub. RB	5.00%	07/01/2034	525	591,355
San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds (c)	5.00%	08/01/2036	8,460	9,807,847
San Francisco (City & County of) Airport Commission (San Francisco International Airport);
Series 2010 F, Second Series RB	5.00%	05/01/2040	1,000	1,114,130
Series 2011 F, Ref. Second Series RB (g)	5.00%	05/01/2025	1,210	1,388,427
Series 2011 F, Ref. Second Series RB (g)	5.00%	05/01/2026	2,420	2,763,543
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB (c)	5.00%	11/01/2036	5,250	6,134,783
San Francisco (City & County of) Public Utilities Commission; Series 2012, Water RB	5.00%	11/01/2033	3,800	4,335,914
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.50%	09/01/2032	870	971,755
Southern California Public Power Authority (Milford Wind Corridor Phase II); Series 2011-1, RB (c)	5.25%	07/01/2029	1,950	2,286,180
Vernon (City of);
Series 2009 A, Electric System RB (d)(e)	5.13%	08/01/2019	1,010	1,114,283
Series 2009 A, Electric System RB	5.13%	08/01/2021	2,290	2,527,954
West Contra Costa Unified School District;
Series 2005, Unlimited Tax CAB GO Bonds (INS-NATL) (b)(h)	0.00%	08/01/2025	1,485	1,106,355
Series 2005, Unlimited Tax CAB GO Bonds (INS-NATL) (b)(h)	0.00%	08/01/2026	1,350	954,504
West Sacramento (City of) Financing Authority; Series 2006 A, Special Tax RB (INS-SGI) (b)	5.00%	09/01/2026	2,500	2,777,700
William S. Hart Union High School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (h)	0.00%	08/01/2032	4,650	2,369,733
				157,483,212

Colorado–4.98%

Colorado (State of) Board of Governors; Series 2012 A, University Enterprise System RB (CEP-Colorado Higher Education Intercept Program) (c)	5.00%	03/01/2041	3,500	3,885,700
Colorado (State of) Educational & Cultural Facilities Authority (Academy of Charter Schools); Series 2004, Charter School RB (INS-SGI) (b)	5.50%	05/01/2036	5,000	5,017,500
Colorado (State of) Educational & Cultural Facilities Authority (Challenge to Excellence Charter School); Series 2007, Ref. Charter School RB (INS-AGC) (b)	5.00%	06/01/2037	2,500	2,557,000
Colorado (State of) Health Facilities Authority (Catholic Health Initiatives); Series 2009 A, RB	5.00%	07/01/2039	1,500	1,607,040
Colorado (State of) Health Facilities Authority (Catholic Health); Series 2006 C5, RB (INS-AGM) (b)(c)	5.00%	09/01/2036	7,400	7,801,228
Colorado (State of) Health Facilities Authority (Evangelical Lutheran); Series 2005, Health Facilities RB	5.00%	06/01/2035	2,790	2,819,602
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB (c)	5.50%	01/01/2035	3,000	3,525,450
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, Health & Residential Care Facilities RB	5.25%	07/01/2027	420	419,966
Series 2007 A, Health & Residential Care Facilities RB	5.30%	07/01/2037	650	637,280
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, Private Activity RB	6.00%	01/15/2034	1,500	1,692,930
Series 2010, Private Activity RB	6.00%	01/15/2041	700	787,199
Series 2010, Private Activity RB	6.50%	01/15/2030	1,850	2,147,554
Denver (City & County of);
Series 2012 B, Airport System RB	5.00%	11/15/2037	2,500	2,815,225
Series 2013 A, Sub. Airport System RB (g)	5.25%	11/15/2043	3,000	3,317,970
Denver (City of) Convention Center Hotel Authority;
Series 2006, Ref. Sr. RB (INS-SGI) (b)	5.00%	12/01/2030	2,000	2,037,780
Series 2006, Ref. Sr. RB (INS-SGI) (b)	5.00%	12/01/2035	1,400	1,423,772
Montezuma (County of) Hospital District; Series 2007, Ref. RB	5.90%	10/01/2037	820	832,152
Montrose (County of) Memorial Hospital Board of Trustees; Series 2003, Enterprise RB	6.00%	12/01/2033	1,500	1,505,235

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Colorado–(continued)

Salida (City of) Hospital District; Series 2006, RB	5.25%	10/01/2036	$2,093	$2,102,356
				46,932,939

Connecticut–0.53%

Connecticut (State of) (Bradley International Airport); Series 2000 A, Special Obligation Parking RB (INS-ACA) (b)(g)	6.60%	07/01/2024	3,800	3,812,958
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB (g)	5.50%	04/01/2021	1,000	1,144,140
				4,957,098

District of Columbia–3.72%

District of Columbia (Provident Group - Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/2045	2,660	2,564,000
District of Columbia (Sibley Memorial Hospital);
Series 2009, Hospital RB (d)(e)	6.38%	10/01/2019	3,115	3,727,876
Series 2009, Hospital RB (d)(e)	6.50%	10/01/2019	1,990	2,390,846
District of Columbia Water & Sewer Authority;
Series 2007 A, Public Utility Sub. Lien RB (d)(e)	5.50%	10/01/2017	8,000	8,699,200
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (b)(c)	5.00%	10/01/2029	1,225	1,337,247
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (b)(c)	5.00%	10/01/2034	2,350	2,557,129
District of Columbia;
Series 2006 B-1, Ballpark RB (INS-NATL) (b)	5.00%	02/01/2031	3,000	3,018,720
Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (b)(c)	5.00%	06/01/2026	380	415,340
Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (b)(c)	5.00%	06/01/2027	380	414,018
Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (b)(c)	5.00%	06/01/2028	760	824,699
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2014 A, Ref. Sr. Lien Dulles Toll Road RB	5.00%	10/01/2053	8,635	9,172,011
				35,121,086

Florida–12.22%

Alachua (County of) (North Florida Retirement Village, Inc.); Series 2007, IDR	5.88%	11/15/2036	1,000	1,019,930
Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/2041	1,000	1,183,860
Broward (County of) Educational Facilities Authority (Nova Southeastern University); Series 2006, RB (INS-AGC) (b)	5.00%	04/01/2031	2,000	2,013,880
Broward (County of);
Series 2012 A, Water & Sewer Utility RB	5.00%	10/01/2037	4,125	4,642,192
Series 2013 C, Airport System RB	5.25%	10/01/2038	3,000	3,407,550
Cape Coral (City of); Series 2011, Ref. Water & Sewer RB (INS-AGM) (b)	5.00%	10/01/2041	870	987,493
Citizens Property Insurance Corp. (High Risk Account); Series 2010 A-1, Sr. Sec. RB	5.25%	06/01/2017	2,970	3,164,179
Collier (County of) Industrial Development Authority (The Arlington of Naples);
Series 2014 A, Continuing Care Community RB (f)	7.75%	05/15/2035	1,650	1,923,867
Series 2014 B-2, TEMPS-70SM Continuing Care Community RB (f)	6.50%	05/15/2020	1,645	1,647,550
Davie (Town of) (Nova Southeastern University); Series 2013 A, Educational Facilities RB	6.00%	04/01/2042	1,800	2,107,890
Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (INS-AMBAC) (b)	5.95%	07/01/2020	385	408,100
Florida (State of) Board of Education; Series 2007 B, Lottery RB (INS-BHAC) (b)	5.00%	07/01/2027	6,000	6,439,140
Florida (State of) Department of Transportation;
Series 2008 A, Ref. Turnpike RB (c)	5.00%	07/01/2026	2,540	2,729,255
Series 2008 A, Ref. Turnpike RB (c)	5.00%	07/01/2027	2,580	2,768,830
Series 2008 A, Ref. Turnpike RB (c)	5.00%	07/01/2028	2,805	3,005,193
Series 2008 A, Ref. Turnpike RB (c)	5.00%	07/01/2032	2,500	2,670,875
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB (g)	5.13%	06/01/2027	1,080	1,250,575
Hillsborough (County of) Aviation Authority;
Series 2008 A, RB (INS-AGC) (b)(c)(g)	5.38%	10/01/2033	1,500	1,635,930
Series 2008 A, RB (INS-AGC) (b)(c)(g)	5.50%	10/01/2038	3,325	3,640,609
JEA; Series 2012 Three B, Electric System RB (c)	5.00%	10/01/2039	4,000	4,470,440
Martin (County of) Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB	5.00%	11/15/2027	1,895	2,051,167

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2044	$1,180	$1,279,651
Miami-Dade (County of) (Miami International Airport-Hub of the Americas); Series 2009 B, Aviation RB (INS-AGC) (b)	5.00%	10/01/2025	650	722,963
Miami-Dade (County of) Educational Facilities Authority (University of Miami); Series 2008 A, RB (d)(e)	5.50%	04/01/2016	1,370	1,394,043
Miami-Dade (County of) Expressway Authority;
Series 2010 A, Ref. Toll System RB	5.00%	07/01/2040	5,000	5,532,350
Series 2010 A, Ref. Toll System RB (INS-AGM) (b)	5.00%	07/01/2035	720	807,314
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital);
Series 2010 A, Ref. Hospital RB	6.00%	08/01/2030	360	416,394
Series 2010 A, Ref. Hospital RB	6.13%	08/01/2042	825	946,193
Miami-Dade (County of);
Series 2010, Water & Sewer System RB (INS-AGC) (b)	5.00%	10/01/2039	1,000	1,132,050
Series 2012 A, Ref. Aviation RB (g)	5.00%	10/01/2028	1,500	1,704,465
Series 2012 A, Ref. Aviation RB (g)	5.00%	10/01/2030	1,080	1,203,887
Series 2012 A, Ref. Sub. Special Obligation RB	5.00%	10/01/2028	1,000	1,146,860
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/2032	1,450	1,639,457
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/2035	2,295	2,582,747
Series 2012 B, Ref. Sub. Special Obligation RB (INS-AGM) (b)	5.00%	10/01/2035	2,450	2,753,947
Overoaks Community Development District;
Series 2004 A, Capital Improvement Special Assessment RB (i)	6.13%	05/01/2035	160	2
Series 2010 A-2, Capital Improvement RB	6.13%	05/01/2035	160	160,093
Series 2010 B, Capital Improvement RB	5.13%	05/01/2017	190	188,547
Palm Beach (County of) Health Facilities Authority (The Waterford); Series 2007, RB (d)(e)	5.88%	11/15/2017	1,400	1,538,712
Palm Beach (County of) Solid Waste Authority;
Series 2009, Improvement RB (INS-BHAC) (b)(c)	5.50%	10/01/2023	4,150	4,794,122
Series 2009, Improvement RB (INS-BHAC) (b)	5.50%	10/01/2023	600	693,126
Series 2011, Ref. RB (c)	5.00%	10/01/2031	4,650	5,448,266
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS-AMBAC) (b)(e)	5.35%	05/01/2018	5,000	5,479,500
Reunion East Community Development District;
Series 2005, Special Assessment RB (i)	5.80%	05/01/2036	197	2
Series 2015-2, Special Assessment RB	6.60%	05/01/2036	255	254,556
Seminole Indian Tribe of Florida; Series 2007 A, Special Obligation RB (f)	5.75%	10/01/2022	1,000	1,058,910
Seven Oaks Community Development District II; Series 2004 A, Special Assessment RB	5.88%	05/01/2035	990	941,797
South Miami (City of) Health Facilities Authority (Baptist Health South Florida Obligated Group);
Series 2007, Hospital RB (c)	5.00%	08/15/2032	7,510	7,857,863
Series 2007, Hospital RB (c)	5.00%	08/15/2042	4,000	4,164,720
Series 2007, Hospital RB	5.00%	08/15/2042	4,000	4,164,720
St. Johns (County of) Industrial Development Authority (Glenmoor);
Series 2014 A, Ref. Health Care RB (j)	1.34%	01/01/2049	750	263,370
Series 2014 B, Ref. Sub. Health Care RB	2.50%	01/01/2049	278	3
Sterling Hill Community Development District; Series 2003 A, Capital Improvement Special Assessment RB	6.20%	05/01/2035	1,014	709,709
Sumter (County of) Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, Hospital RB	5.13%	07/01/2034	1,000	1,107,240
				115,256,084

Georgia–4.59%

Atlanta (City of) (Beltline);
Series 2009 B, Tax Allocation RB	6.75%	01/01/2020	585	677,705
Series 2009 B, Tax Allocation RB	6.75%	01/01/2020	325	376,503
Series 2009 B, Tax Allocation RB	7.38%	01/01/2031	265	304,069

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Georgia–(continued)

Atlanta (City of);
Series 1999 A, Water & Wastewater RB (INS-NATL) (b)	5.50%	11/01/2022	$3,000	$3,632,370
Series 2009 A, Water & Wastewater RB	5.25%	11/01/2017	1,675	1,818,112
Series 2009 A, Water & Wastewater RB (d)(e)	6.00%	11/01/2019	1,600	1,900,032
Series 2009 A, Water & Wastewater RB (d)(e)	6.00%	11/01/2019	1,750	2,078,160
Series 2009 A, Water & Wastewater RB (d)(e)	6.00%	11/01/2019	1,600	1,900,032
Series 2010 A, General Airport RB (INS-AGM) (b)	5.00%	01/01/2035	2,000	2,236,760
Series 2015, Ref. Water & Wastewater RB (c)	5.00%	11/01/2040	10,040	11,481,844
Fulton (County of) Development Authority (Georgia Tech Athletic Association); Series 2012, Ref. RB	5.00%	10/01/2042	1,340	1,505,356
Georgia (State of) Municipal Electric Authority; Series 1997 A, Power RB (INS-NATL) (b)	6.50%	01/01/2020	4,800	5,253,696
Georgia (State of) Road & Tollway Authority; Series 2003, RB	5.00%	10/01/2023	3,000	3,012,030
Metropolitan Atlanta Rapid Transit Authority; Series 2007 B, Ref. Third Indenture Sales Tax RB (INS-AGM) (b)	5.00%	07/01/2034	660	699,072
Newton (County of) Industrial Development Authority (GPC Foundation Real Estate Newton, LLC Academic Building - Newton Campus); Series 2005, RB (INS-AGC) (b)	5.00%	06/01/2034	2,000	2,036,700
Private Colleges & Universities Authority (Emory University); Series 2009 B, RB (c)	5.00%	09/01/2029	3,200	3,628,672
Private Colleges & Universities Authority (Mercer University);
Series 2012 A, RB	5.00%	10/01/2032	250	273,913
Series 2012 A, RB	5.25%	10/01/2027	455	513,836
				43,328,862

Hawaii–2.42%

Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group);
Series 2010 B, Special Purpose RB	5.63%	07/01/2030	1,000	1,135,520
Series 2010 B, Special Purpose RB	5.75%	07/01/2040	370	416,150
Series 2013 A, Ref. Special Purpose RB	5.50%	07/01/2043	3,000	3,458,130
Hawaii (State of);
Series 2010 A, Airport System RB	5.00%	07/01/2039	3,525	3,936,332
Series 2014 EO, Unlimited Tax GO Bonds	5.00%	08/01/2034	5,000	5,824,600
Series 2015 A, Airport System RB (g)	5.00%	07/01/2045	2,150	2,381,104
Honolulu (City & County of);
Series 2012 A, Unlimited Tax GO Bonds	5.00%	11/01/2036	1,000	1,156,110
Series 2015 A, Ref. Jr. Wastewater System RB (c)	5.00%	07/01/2030	3,775	4,482,888
				22,790,834

Idaho–0.74%

Idaho (State of) Health Facilities Authority (St. Luke’s Health System);
Series 2008 A, RB	6.50%	11/01/2023	1,000	1,142,530
Series 2008 A, RB	6.75%	11/01/2037	1,400	1,586,368
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/2027	870	898,336
Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund); Series 2008 A, Grant & RAB (d)(e)	5.25%	07/15/2018	1,240	1,378,012
Regents of the University of Idaho; Series 2011, Ref. General RB (e)	5.25%	04/01/2021	1,695	1,972,488
				6,977,734

Illinois–19.74%

Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/2023	1,750	1,779,523
Bourbonnais (Village of) (Olivet Nazarene University);
Series 2010, Industrial Project RB	5.50%	11/01/2040	945	1,036,863
Series 2013, Industrial Project RB	5.50%	11/01/2042	1,050	1,136,898
Chicago (City of) (Midway Airport);
Series 2013 A, Ref. Second Lien RB (g)	5.50%	01/01/2031	4,000	4,530,280
Series 2014 A, Ref. Second Lien RB (g)	5.00%	01/01/2041	1,575	1,694,117

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Chicago (City of) (O’Hare International Airport);
Series 2005 A, Third Lien General Airport RB (INS-NATL) (b)	5.25%	01/01/2026	$4,000	$4,016,400
Series 2008 A, Third Lien General Airport RB (INS-AGM) (b)(c)	5.00%	01/01/2033	1,400	1,489,516
Series 2012 B, Ref. Passenger Facility Charge RB (g)	5.00%	01/01/2030	4,320	4,711,867
Series 2013, Sr. Lien Customer Facility Charge RB	5.75%	01/01/2038	3,150	3,563,847
Series 2015 C, RB (g)	5.00%	01/01/2046	1,075	1,166,418
Series 2015 D, RB	5.00%	01/01/2046	755	833,807
Chicago (City of) Transit Authority;
Series 2011, Sales Tax Receipts RB (c)	5.25%	12/01/2036	6,900	7,428,678
Series 2014, Sales Tax Receipts RB	5.00%	12/01/2044	4,735	5,090,030
Chicago (City of);
Series 1996 A-2, Ref. Unlimited Tax GO Bonds (INS-AMBAC) (b)	5.50%	01/01/2018	700	731,787
Series 2002 B, Unlimited Tax GO Bonds	5.50%	01/01/2037	860	903,224
Series 2005 D, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2040	535	561,087
Series 2007 A, Ref. Project Unlimited Tax GO Bonds (INS-AGM) (b)	5.00%	01/01/2037	2,650	2,672,180
Series 2007 E, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2042	425	445,723
Series 2008 A, Unlimited Tax GO Bonds (INS-AGC) (b)(c)	5.25%	01/01/2024	1,000	1,037,950
Series 2008 A, Unlimited Tax GO Bonds (INS-AGC) (b)(c)	5.25%	01/01/2025	3,875	4,012,524
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2021	445	475,692
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2021	875	935,349
Series 2011 A, Sales Tax RB	5.25%	01/01/2038	2,400	2,545,920
Series 2012, Second Lien Wastewater Transmission RB	5.00%	01/01/2042	4,085	4,305,835
Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/2033	2,485	2,596,129
Series 2014, Ref. Motor Fuel Tax RB (INS-AGM) (b)	5.00%	01/01/2031	1,400	1,502,872
Series 2014, Second Lien Waterworks RB	5.00%	11/01/2044	1,105	1,177,786
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/2033	4,310	4,559,161
Cook (County of); Series 2012 C, Ref. Unlimited Tax GO Bonds	5.00%	11/15/2033	2,300	2,437,034
Cook County School District No. 100 (Berwyn South); Series 1997, Unlimited Tax GO Bonds (INS-AGM) (b)	8.10%	12/01/2015	285	285,060
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2012 A, RB	5.00%	03/01/2034	1,000	1,114,420
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/2042	1,810	1,938,999
Illinois (State of) Finance Authority (Christian Homes, Inc.);
Series 2007, Ref. RB (d)(e)	5.75%	05/15/2017	880	945,111
Series 2007, Ref. RB	5.75%	05/15/2026	1,420	1,453,626
Illinois (State of) Finance Authority (Kish Health System Obligated Group); Series 2008, Ref. Hospital RB	5.50%	10/01/2022	1,850	2,064,248
Illinois (State of) Finance Authority (Loyola University of Chicago); Series 2012 B, RB	5.00%	07/01/2042	1,000	1,072,920
Illinois (State of) Finance Authority (Northwestern Memorial Hospital);
Series 2009 A, RB (c)	5.38%	08/15/2024	3,070	3,424,339
Series 2009 A, RB (c)	5.75%	08/15/2030	1,900	2,184,962
Series 2009 B, RB	5.00%	08/15/2016	380	392,323
Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2007 A, RB (d)(e)	5.75%	11/15/2017	4,500	4,929,390
Series 2015 A, Ref. RB	5.00%	11/15/2045	3,015	3,316,530
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 D-2, TEMPS-65SM RB	7.00%	11/15/2015	1,990	1,173,901
Illinois (State of) Finance Authority (Resurrection Health Care Corp.); Series 1999 A, RB (INS-AGM) (b)	5.50%	05/15/2024	6,000	6,559,440
Illinois (State of) Finance Authority (Riverside Health System); Series 2009, RB	6.25%	11/15/2035	1,650	1,901,971
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	1,000	1,016,200
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB (d)(e)	7.25%	11/01/2018	2,845	3,353,658
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	2,610	2,935,206
Illinois (State of) Finance Authority (Sherman Health System); Series 2007 A, RB (d)(e)	5.50%	08/01/2017	7,500	8,092,875
Illinois (State of) Finance Authority (Swedish Covenant Hospital);
Series 2010 A, Ref. RB	5.75%	08/15/2029	1,105	1,229,092
Series 2010 A, Ref. RB	6.00%	08/15/2038	2,750	3,050,190
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB (c)	5.50%	08/15/2041	1,530	1,709,959
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (c)	5.25%	10/01/2052	4,080	4,569,763

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (Waste Management Inc.); Series 2005 A, Solid Waste Disposal RB (g)	5.05%	08/01/2029	$1,335	$1,353,370
Illinois (State of) Finance Authority;
Series 2009, RB	6.13%	05/15/2025	20	23,389
Series 2009, RB	6.13%	05/15/2025	755	843,509
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, Dedicated State Tax CAB RB (INS-AGM) (b)(h)	0.00%	12/15/2029	3,500	1,997,345
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2010 A, RB	5.50%	06/15/2050	2,750	2,906,832
Series 2012 A, RB	5.00%	06/15/2042	1,500	1,548,540
Series 2012 B, RB	5.00%	12/15/2028	1,110	1,219,757
Series 2015 A, RB	5.50%	06/15/2053	1,500	1,646,580
Illinois (State of) Sports Facilities Authority;
Series 2014, Ref. RB (INS-AGM) (b)	5.25%	06/15/2031	1,530	1,709,423
Series 2014, Ref. RB (INS-AGM) (b)	5.25%	06/15/2032	1,395	1,555,341
Illinois (State of) Toll Highway Authority;
Series 2013 A, RB (c)	5.00%	01/01/2038	4,625	5,145,868
Series 2014 C, RB (c)	5.00%	01/01/2039	6,240	6,993,917
Series 2015 A, RB (c)	5.00%	01/01/2040	3,000	3,381,930
Illinois (State of);
Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/2031	1,560	1,628,905
Series 2013, Unlimited Tax GO Bonds	5.50%	07/01/2038	3,025	3,373,722
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2035	1,880	1,966,668
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2036	1,540	1,606,574
Series 2014, Unlimited Tax GO Bonds	5.25%	02/01/2034	1,650	1,755,749
Peoria (County of); Series 2011, Unlimited Tax GO Bonds (c)	5.00%	12/15/2041	3,900	4,368,507
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/2023	6,030	7,041,653
Regional Transportation Authority; Series 1994 B, RB (INS-AMBAC) (b)	8.00%	06/01/2017	5,000	5,332,150
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB (g)	7.00%	12/01/2042	650	678,275
				186,170,684

Indiana–4.65%

East Chicago Elementary School Building Corp.; Series 1996, Ref. First Mortgage RB (INS-AMBAC) (b)	6.25%	01/05/2016	280	281,114
Indiana (State of) Finance Authority (Ascension Health Senior Credit); Series 2006 B-6, RB (c)	5.00%	11/15/2036	9,200	9,545,552
Indiana (State of) Finance Authority (Clarion Health Obligated Group); Series 2006 A, Hospital RB (d)(e)	5.25%	02/15/2016	1,080	1,091,362
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/2031	3,625	4,250,639
Indiana (State of) Finance Authority (Deaconess Hospital Obligated Group); Series 2009 A, Hospital RB (d)(e)	6.75%	03/01/2019	1,360	1,606,854
Indiana (State of) Finance Authority (I-69 Section 5);
Series 2014, RB (g)	5.00%	09/01/2046	1,895	2,039,475
Series 2014, RB (g)	5.25%	09/01/2034	1,105	1,235,500
Series 2014, RB (g)	5.25%	09/01/2040	3,195	3,489,739
Indiana (State of) Finance Authority (Indianapolis Power & Light Co.); Series 2009 A, Ref. Environmental Facilities RB	4.90%	01/01/2016	2,125	2,133,075
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013, Private Activity RB (g)	5.00%	07/01/2040	6,405	6,857,129
Series 2013 A, Private Activity RB (g)	5.00%	07/01/2048	730	774,493
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.);
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2032	1,535	1,627,453
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2039	4,265	4,442,637
Indiana (State of) Municipal Power Agency; Series 2013 A, Power Supply System RB	5.25%	01/01/2038	2,000	2,282,840
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB (g)	5.88%	01/01/2024	1,500	1,722,195
Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, RB (f)	5.75%	09/01/2042	500	516,950
				43,897,007

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Iowa–0.68%

Iowa (State of) (IJOBS Program);
Series 2009 A, Special Obligation RB (c)(k)	5.00%	06/01/2025	$975	$1,092,965
Series 2009 A, Special Obligation RB (c)(k)	5.00%	06/01/2026	730	818,323
Iowa (State of) Finance Authority (Alcoa Inc.); Series 2012, Midwestern Disaster Area RB	4.75%	08/01/2042	2,500	2,505,500
Iowa (State of) Finance Authority (Iowa Health System); Series 2008 A, Health Facilities RB (INS-AGC) (b)	5.25%	08/15/2029	1,500	1,668,585
Iowa (State of) Tobacco Settlement Authority; Series 2005 C, Asset-Backed RB	5.63%	06/01/2046	360	346,511
				6,431,884

Kansas–1.27%

Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group);
Series 2009 C, Hospital RB	5.50%	11/15/2023	1,250	1,420,588
Series 2009 C, Hospital RB	5.50%	11/15/2029	335	383,669
Series 2009 C, Hospital RB (c)	5.75%	11/15/2038	3,400	3,898,236
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, Power Project RB	5.75%	07/01/2038	2,000	2,327,860
Wichita (City of) (Presbyterian Manors, Inc.); Series 2013 IV-A, Health Care Facilities RB	6.38%	05/15/2043	1,500	1,628,505
Wyandotte (County of) & Kansas City (City of) Unified Government; Series 2014 A, Ref. & Improvement Utility System RB	5.00%	09/01/2044	2,080	2,315,019
				11,973,877

Kentucky–3.04%

Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.);
Subseries 2008 A-1, RB (INS-AGC) (b)	5.75%	12/01/2028	2,000	2,156,220
Subseries 2008 A-1, RB (INS-AGC) (b)	6.00%	12/01/2042	1,000	1,086,080
Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, Sr. RB	5.00%	07/01/2040	1,480	1,598,563
Series 2015 A, Sr. RB	5.00%	01/01/2045	1,250	1,351,175
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.);
Series 2010 A, Hospital RB	6.38%	06/01/2040	1,950	2,232,341
Series 2010 A, Hospital RB	6.50%	03/01/2045	4,550	5,216,075
Series 2010 B, Ref. Hospital RB	6.38%	03/01/2040	1,985	2,272,408
Kentucky (State of) Property & Building Commission (No. 93);
Series 2009, Ref. RB (INS-AGC) (b)	5.25%	02/01/2024	2,110	2,361,111
Series 2009, Ref. RB (INS-AGC) (b)	5.25%	02/01/2025	2,370	2,649,565
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, First Tier Toll RB	5.75%	07/01/2049	1,000	1,126,210
Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.);
Series 2006, Health System RB	5.25%	10/01/2036	5,405	5,524,342
Series 2013 A, Health System RB	5.50%	10/01/2033	1,000	1,143,720
				28,717,810

Louisiana–2.90%

Lafayette (City of) Public Trust Financing Authority (Ragin’ Cajun Facilities, Inc. - Housing & Parking);
Series 2010, RB (INS-AGM) (b)	5.25%	10/01/2030	550	624,646
Series 2010, RB (INS-AGM) (b)	5.50%	10/01/2035	960	1,091,558
Louisiana (State of) Public Facilities Authority (Entergy Louisiana LLC); Series 2010, RB	5.00%	06/01/2030	1,450	1,455,046
Louisiana (State of) Public Facilities Authority (Louisiana Pellets Inc.); Series 2015 A, Waste Disposal Facilities RB (g)	8.00%	07/01/2039	2,585	2,615,193
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2002 B, RB (d)(e)	5.50%	05/15/2026	2,000	2,593,880
Louisiana Citizens Property Insurance Corp.;
Series 2006 B, Assessment RB (d)(e)	5.00%	06/01/2016	1,000	1,023,650
Series 2009 C-2, Assessment RB (INS-AGC) (b)	6.75%	06/01/2026	2,650	2,998,872

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Louisiana–(continued)

New Orleans (City of);
Series 2014, Ref. Sewerage Service RB	5.00%	06/01/2044	$940	$1,036,378
Series 2014, Ref. Water System RB	5.00%	12/01/2044	1,000	1,107,650
St. Charles (Parish of) (Valero Energy Corp.); Series 2010, Gulf Opportunity Zone RB (e)	4.00%	06/01/2022	1,750	1,869,980
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/2037	4,125	4,246,069
Tobacco Settlement Financing Corp.;
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2031	1,085	1,214,299
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2032	2,065	2,334,896
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2033	1,735	1,928,713
Series 2013 A, Ref. Asset-Backed RB	5.50%	05/15/2030	1,085	1,219,356
				27,360,186

Maryland–0.99%

Baltimore (County of) (Oak Crest Village Inc. Facility); Series 2007 A, RB	5.00%	01/01/2037	505	518,983
Maryland (State of) Health & Higher Educational Facilities Authority (Maryland Institute College of Art); Series 2006, RB	5.00%	06/01/2040	770	784,130
Maryland (State of) Health & Higher Educational Facilities Authority (Mercy Medical Center); Series 2007 A, RB	5.50%	07/01/2042	2,715	2,847,763
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB	5.00%	07/01/2045	2,015	2,213,115
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/2035	1,815	1,981,399
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.38%	06/01/2025	930	1,008,511
				9,353,901

Massachusetts–1.67%

Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, Metropolitan Highway Systems RB	5.00%	01/01/2035	2,010	2,272,426
Massachusetts (State of) Development Finance Agency (Berklee College of Music); Series 2007 A, RB	5.00%	10/01/2032	2,800	2,989,168
Massachusetts (State of) Development Finance Agency (Partners Healthcare); Series 2012 L, RB	5.00%	07/01/2031	1,230	1,417,071
Massachusetts (State of) Development Finance Agency (Tufts Medical Center);
Series 2011 I, RB	6.75%	01/01/2036	275	323,656
Series 2011 I, RB	7.25%	01/01/2032	1,050	1,267,539
Massachusetts (State of) School Building Authority; Series 2011 B, Sr. Dedicated Sales Tax RB (c)	5.00%	10/15/2035	6,450	7,461,554
				15,731,414

Michigan–1.86%

Lansing (City of) Board of Water & Light; Series 2011 A, Utility System RB	5.00%	07/01/2037	750	848,048
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-1, Ref. Local Government Loan Program RB	5.00%	07/01/2044	1,585	1,691,052
Series 2014 C-3, Ref. Local Government Loan Program RB (INS-AGM) (b)	5.00%	07/01/2033	2,000	2,238,080
Series 2014 C-6, Ref. Local Government Loan Program RB	5.00%	07/01/2033	790	864,323
Series 2014 D-2, Ref. Local Government Loan Program RB (INS-AGM) (b)	5.00%	07/01/2028	2,000	2,283,680
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/2029	790	877,824
Michigan (State of) Finance Authority (Midmichigan Health); Series 2014, Ref. Hospital RB	5.00%	06/01/2039	2,885	3,168,624
Monroe County Economic Development Corp. (Detroit Edison Co.); Series 1992 AA, Ref. RB (INS-NATL) (b)	6.95%	09/01/2022	1,000	1,304,050
Oakland University; Series 2012, General RB	5.00%	03/01/2042	3,000	3,314,400
Wayne State University Board of Governors; Series 2008, Ref. General RB (INS-AGM) (b)	5.00%	11/15/2025	870	962,029
				17,552,110

Minnesota–0.55%

Minneapolis (City of) (Fairview Health Services);
Series 2008 A, Health Care System RB (d)(e)	6.38%	11/15/2018	2,850	3,290,895
Series 2008 A, Health Care System RB (d)(e)	6.63%	11/15/2018	1,600	1,859,152
				5,150,047

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Missouri–1.27%

Cape Girardeau (County of) Industrial Development Authority (St. Francis Medical Center); Series 2009 A, Health Facilities RB	5.50%	06/01/2029	$500	$559,635
Cass (County of); Series 2007, Hospital RB	5.63%	05/01/2038	500	504,610
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/2024	1,175	1,385,478
Series 2011 A, Ref. RB	5.50%	09/01/2025	305	357,716
Series 2011 A, Ref. RB	5.50%	09/01/2027	1,375	1,590,971
Series 2011 A, Ref. RB	5.50%	09/01/2028	2,380	2,716,865
Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/2018	275	283,011
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2010, Senior Living Facilities RB	5.50%	02/01/2042	1,325	1,425,581
St. Louis (City of) Industrial Development Authority (Loughborough Commons Redevelopment); Series 2007, Ref. Community Improvement District Tax Increment Allocation RB	5.75%	11/01/2027	825	830,833
St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors);
Series 2007 A, Senior Living Facilities RB (d)(e)	6.38%	12/01/2017	615	683,744
Series 2007 A, Senior Living Facilities RB (d)(e)	6.38%	12/01/2017	1,450	1,612,081
				11,950,525

Nebraska–2.12%

Central Plains Energy Project (No. 3);
Series 2012, Gas RB	5.00%	09/01/2032	5,500	6,061,550
Series 2012, Gas RB	5.00%	09/01/2042	2,000	2,160,200
Douglas (County of) Hospital Authority No. 2 (Madonna Rehabilitation Hospital); Series 2014, RB	5.00%	05/15/2044	1,000	1,075,230
Nebraska (State of) Municipal Energy Agency;
Series 2009 A, Ref. Power Supply System RB (INS-BHAC) (b)	5.13%	04/01/2029	1,000	1,111,470
Series 2009 A, Ref. Power Supply System RB (INS-BHAC) (b)	5.38%	04/01/2039	1,000	1,117,050
Nebraska (State of) Public Power District;
Series 2007 B, RB (d)(e)	5.00%	07/01/2017	1,260	1,346,234
Series 2007 B, RB (INS-BHAC) (b)	5.00%	01/01/2037	740	780,678
Omaha (City of) Public Power District; Series 2011 B, RB (c)	5.00%	02/01/2036	5,775	6,370,576
				20,022,988

Nevada–1.24%

Clark (County of) (Las Vegas-McCarran International Airport);
Series 2010 A, Passenger Facility Charge RB	5.13%	07/01/2034	500	557,880
Series 2010 A, Passenger Facility Charge RB (INS-AGM) (b)	5.25%	07/01/2039	1,000	1,119,790
Las Vegas (City of) Redevelopment Agency; Series 2009 A, Tax Increment Allocation RB	6.25%	06/15/2016	290	295,432
Las Vegas Valley Water District; Series 2012 B, Limited Tax GO Bonds	5.00%	06/01/2042	3,000	3,400,950
Nevada (State of); Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds (c)(d)(e)	5.00%	06/01/2018	1,600	1,760,384
Reno (City of) (Renown Regional Medical Center); Series 2007 A, Hospital RB (d)(e)	5.25%	06/01/2017	4,250	4,538,915
				11,673,351

New Hampshire–0.11%

Manchester (City of); Series 2009 A, Ref. General Airport RB (INS-AGM) (b)	5.13%	01/01/2030	1,000	1,060,800

New Jersey–6.66%

New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing);
Series 2010 A, RB	5.75%	06/01/2031	440	491,396
Series 2010 A, RB	5.88%	06/01/2042	2,100	2,332,428
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, Private Activity RB (g)	5.00%	01/01/2028	1,000	1,109,280
Series 2013, Private Activity RB (g)	5.38%	01/01/2043	1,000	1,072,730
Series 2013, Private Activity RB (g)	5.50%	01/01/2027	1,200	1,379,556
New Jersey (State of) Economic Development Authority;
Series 1992, RB (INS-NATL) (b)	5.90%	03/15/2021	26,600	29,025,388
Series 2007 U, School Facilities RB (d)(e)	5.00%	09/01/2017	2,000	2,144,840

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Jersey–(continued)

New Jersey (State of) Turnpike Authority; Series 2013 A, RB	5.00%	01/01/2038	$4,300	$4,775,107
Passaic Valley Sewage Commissioners; Series 2003 F, Sewer System RB (INS-NATL) (b)	5.00%	12/01/2019	2,000	2,007,700
Salem (County of) Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR (g)	5.00%	12/01/2023	1,500	1,645,815
Tobacco Settlement Financing Corp.;
Series 2007 1A, Asset-Backed RB	4.63%	06/01/2026	7,090	7,011,585
Series 2007 1A, Asset-Backed RB	4.75%	06/01/2034	1,330	1,075,411
Series 2007 1A, Asset-Backed RB	5.00%	06/01/2029	5,085	4,605,841
Series 2007 1A, Asset-Backed RB	5.00%	06/01/2041	5,115	4,154,710
				62,831,787

New Mexico–0.75%

Farmington (City of) (Public Service Co. of New Mexico San Juan);
Series 2010 A, Ref. PCR (e)	5.20%	06/01/2020	1,000	1,107,340
Series 2010 C, Ref. PCR	5.90%	06/01/2040	3,250	3,581,598
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB (c)	6.38%	08/01/2032	2,100	2,396,646
				7,085,584

New York–16.98%

Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT RB	6.25%	07/15/2040	2,150	2,442,830
Series 2009, PILOT RB	6.38%	07/15/2043	900	1,027,467
Erie Tobacco Asset Securitization Corp.; Series 2005 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/2045	3,850	3,678,636
Long Island Power Authority;
Series 2011 A, Electric System General RB (INS-AGM) (b)	5.00%	05/01/2036	1,045	1,157,620
Series 2014 A, Ref. RB	5.00%	09/01/2044	4,130	4,606,561
Metropolitan Transportation Authority; Series 2013 A, RB	5.00%	11/15/2038	2,325	2,618,764
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside);
Series 2014 A, Continuing Care Retirement Community RB	6.50%	01/01/2032	1,500	1,502,085
Series 2014 A, Continuing Care Retirement Community RB	6.70%	01/01/2049	1,500	1,484,130
Series 2014 C, Continuing Care Retirement Community RB	2.00%	01/01/2049	1,081	61,640
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC);
Series 1997 6, Special Obligation RB (INS-NATL) (b)(g)	5.75%	12/01/2025	3,000	3,009,030
Series 2010 8, Special Obligation RB	6.00%	12/01/2036	2,700	3,157,029
New York & New Jersey (States of) Port Authority;
One Hundred Fifty-Second Series 2008, Consolidated RB (c)(g)	5.00%	11/01/2028	6,300	6,767,082
One Hundred Forty-Fourth Series 2006, Consolidated RB (c)	5.00%	10/01/2035	21,900	22,752,130
New York (City of) Municipal Water Finance Authority;
Series 2010 FF, Second General Resolution Water & Sewer System RB	5.00%	06/15/2031	10,500	11,992,050
Series 2012 FF, Water & Sewer System RB (c)	5.00%	06/15/2045	7,335	8,156,667
New York (City of) Transitional Finance Authority;
Series 2009 S-3, Building Aid RB (c)	5.25%	01/15/2039	1,800	1,995,048
Subseries 2009 A-1, Future Tax Sec. RB (c)	5.00%	05/01/2028	935	1,052,380
Subseries 2009 A-1, Future Tax Sec. RB (c)	5.00%	05/01/2029	745	837,291
Subseries 2009 A-1, Future Tax Sec. RB (c)	5.00%	05/01/2030	745	832,649
New York (City of) Trust for Cultural Resources (Museum of Modern Art); Series 2008 1A, Ref. RB (c)	5.00%	04/01/2026	2,850	3,159,197
New York (City of);
Series 2009 H-1, Unlimited Tax GO Bonds	5.00%	03/01/2016	1,500	1,517,835
Series 2012 F, Ref. Unlimited Tax GO Bonds	5.00%	08/01/2031	1,200	1,385,568
Subseries 2008 A-1, Unlimited Tax GO Bonds (c)	5.25%	08/15/2027	1,440	1,586,189
Subseries 2008 A-1, Unlimited Tax GO Bonds (c)	5.25%	08/15/2028	1,440	1,586,189
Subseries 2008 I-1, Unlimited Tax GO Bonds (c)	5.00%	02/01/2026	7,200	7,777,800
New York (State of) Dormitory Authority (City of New York);
Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (b)	5.50%	05/15/2028	600	765,858
Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (b)	5.50%	05/15/2029	505	647,829
New York (State of) Dormitory Authority (Cornell University); Series 2006 A, RB (c)	5.00%	07/01/2035	6,085	6,237,368

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York (State of) Dormitory Authority (General Purpose);
Series 2011 A, State Personal Income Tax RB (c)	5.00%	03/15/2030	$4,125	$4,791,476
Series 2013 A, State Personal Income Tax RB	5.00%	02/15/2037	9,400	10,672,102
New York (State of) Dormitory Authority (Montefiore Medical Center); Series 2004, Hospital RB (INS-NATL) (b)	5.00%	08/01/2029	1,995	2,002,561
New York (State of) Dormitory Authority;
Series 1995 A, City University System Consolidated RB	5.63%	07/01/2016	1,125	1,158,154
Series 2014 C, Personal Income Tax RB (c)	5.00%	03/15/2040	6,985	7,962,202
New York (State of) Thruway Authority (Transportation);
Series 2009 A, Personal Income Tax RB	5.00%	03/15/2025	940	1,046,164
Series 2009 A, Personal Income Tax RB (c)	5.00%	03/15/2026	2,400	2,667,312
Series 2009 A, Personal Income Tax RB (c)	5.00%	03/15/2027	2,650	2,940,069
Series 2009 A, Personal Income Tax RB (c)	5.00%	03/15/2028	2,600	2,877,030
New York (State of) Thruway Authority; Series 2011 A-1, Second General Highway & Bridge Trust Fund RB (c)	5.00%	04/01/2029	6,855	7,899,222
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, Restructuring RB (c)	5.00%	12/15/2031	2,400	2,844,216
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. Liberty RB (f)	5.00%	11/15/2044	6,745	6,918,211
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. Liberty RB	5.00%	09/15/2043	2,360	2,608,744
				160,182,385

North Carolina–3.08%

Charlotte (City of) (Cultural Arts Facilities); Series 2009 E, Ref. COP (c)	5.00%	06/01/2039	3,915	4,315,700
North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 2015, Ref. RB	5.00%	10/01/2055	7,970	9,121,426
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, Private Activity RB (g)	5.00%	06/30/2054	1,560	1,631,869
North Carolina (State of) Eastern Municipal Power Agency; Series 2009 B, Power System RB (d)(e)	5.00%	01/01/2019	5,165	5,795,440
North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB	5.75%	10/01/2037	855	880,573
North Carolina (State of) Turnpike Authority;
Series 2009 A, Triangle Expressway System RB (INS-AGC) (b)	5.13%	01/01/2024	1,355	1,473,454
Series 2011, Monroe Connector System State Appropriation RB (c)	5.00%	07/01/2036	1,875	2,127,000
Series 2011, Monroe Connector System State Appropriation RB (c)	5.00%	07/01/2041	3,320	3,743,234
				29,088,696

North Dakota–0.17%

McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/2040	1,500	1,586,640

Ohio–6.92%

Allen (County of) (Catholic Health Partners); Series 2012 A, Ref. Hospital Facilities RB	5.00%	05/01/2042	500	546,680
American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/2037	3,750	4,185,300
American Municipal Power, Inc. (Prairie State Energy Campus); Series 2008 A, RB (INS-AGC) (b)(c)	5.25%	02/15/2033	2,400	2,587,296
American Municipal Power, Inc.; Series 2015 A, Ref. RB	5.00%	02/15/2039	1,770	1,968,594
Buckeye Tobacco Settlement Financing Authority; Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/2047	7,400	6,416,910
Cleveland-Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB (f)	6.50%	01/01/2034	1,410	1,510,448
Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/2027	400	408,332
Franklin (County of) (OhioHealth Corp.);
Series 2011 A, Hospital Facilities RB (c)	5.00%	11/15/2036	3,310	3,691,643
Series 2011 A, Hospital Facilities RB (c)	5.00%	11/15/2041	1,500	1,658,250
Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.25%	06/01/2032	3,250	3,645,428
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	6.25%	12/01/2034	960	1,125,418

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–(continued)

Lorain (County of) (Catholic Healthcare Partners);
Series 2003 C-1, Ref. Hospital Facilities RB (INS-AGM) (b)(c)	5.00%	04/01/2024	$4,900	$5,277,790
Series 2006 A, Hospital Facilities RB (INS-AGM) (b)(c)	5.00%	02/01/2024	4,525	4,873,561
Series 2006 B, Hospital Facilities RB (INS-AGM) (b)(c)	5.00%	02/01/2024	4,575	4,927,733
Lucas (County of) (Promedica Healthcare); Series 2011 A, Hospital RB	5.75%	11/15/2031	2,000	2,389,500
Montgomery (County of) (Catholic Health Initiatives); Series 2006 C-1, RB (INS-AGM) (b)(c)	5.00%	10/01/2041	1,625	1,709,695
Ohio (State of) (Portsmouth Bypass); Series 2015, Private Activity RB (INS-AGM) (b)(g)	5.00%	12/31/2039	1,020	1,124,407
Ohio (State of) Air Quality Development Authority (Columbus Southern Power Co.); Series 2009 B, Ref. RB (e)	5.80%	12/01/2019	1,000	1,102,730
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.);
Series 2009 A, RB	5.70%	08/01/2020	1,500	1,638,240
Series 2009 C, Ref. PCR	5.63%	06/01/2018	5,100	5,465,721
Ohio (State of) Higher Educational Facility Commission (Summa Health System);
Series 2010, Hospital Facilities RB	5.75%	11/15/2035	2,055	2,248,293
Series 2010, Hospital Facilities RB	5.75%	11/15/2040	1,065	1,163,789
Ohio (State of) Turnpike Commission (Infrastructure); Series 2013 A, Jr. Lien RB	5.25%	02/15/2033	3,000	3,459,690
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (e)	5.88%	06/01/2016	2,140	2,185,197
				65,310,645

Oklahoma–0.40%

McAlester (City of) Public Works Authority;
Series 2002, Utility System CAB RB (INS-AGM) (b)(h)	0.00%	02/01/2031	1,000	597,410
Series 2002, Utility System CAB RB (INS-AGM) (b)(h)	0.00%	02/01/2034	3,970	2,033,911
Tulsa (City of) Airports Improvement Trust; Series 2000 A, General RB (d)(g)	6.00%	06/01/2020	1,070	1,189,112
				3,820,433

Oregon–0.10%

Oregon (State of) Department of Administrative Services; Series 2009 A, Lottery RB (d)(e)	5.25%	04/01/2019	315	358,036
Warm Springs Reservation Confederated Tribes of Oregon (Pelton Round Butte); Series 2009 B, Tribal Economic Development Hydroelectric RB (f)	6.38%	11/01/2033	535	586,547
				944,583

Pennsylvania–1.43%

Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/2035	1,450	1,613,197
Franklin (County of) Industrial Development Authority (Chambersburg Hospital); Series 2010, RB	5.38%	07/01/2042	2,700	2,946,753
Pennsylvania (State of) Turnpike Commission;
Subseries 2010 B-2, Sub. Conv. CAB RB (l)	5.75%	12/01/2028	3,600	4,054,716
Subseries 2010 B-2, Sub. Conv. CAB RB (l)	6.00%	12/01/2034	2,200	2,462,350
Subseries 2014 A-2, Sub. Conv. CAB RB (l)	5.13%	12/01/2039	2,500	1,830,275
Pittsburgh (City of) & Allegheny (County of) Sports & Exhibition Authority (Regional Asset District); Series 2010, Ref. Sales Tax RB (INS-AGM) (b)	5.00%	02/01/2031	500	564,555
				13,471,846

Rhode Island–0.90%

Rhode Island Economic Development Corp.; Series 2005 C, Ref. Airport RB (INS-NATL) (b)	5.00%	07/01/2028	3,000	3,004,860
Tobacco Settlement Financing Corp.; Series 2015 B, Ref. RB	5.00%	06/01/2050	5,385	5,466,421
				8,471,281

South Carolina–2.18%

Dorchester County School District No. 2 (Growth); Series 2006, Installment Purchase RB (d)(e)	5.00%	12/01/2016	4,000	4,182,960
Piedmont Municipal Power Agency; Series 2011 C, Ref. Electric RB (INS-AGC) (b)	5.75%	01/01/2034	1,590	1,878,283
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health);
Series 2009 B, Ref. & Improvement Hospital RB (INS-AGC) (b)	5.38%	02/01/2029	1,000	1,095,370
Series 2009 B, Ref. & Improvement Hospital RB (INS-AGC) (b)	5.50%	02/01/2038	1,000	1,108,480
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. Hospital RB	5.25%	08/01/2030	2,000	2,260,100

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

South Carolina–(continued)

South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman);
Series 2012, Ref. RB	6.00%	11/15/2032	$517	$531,319
Series 2012, Ref. RB	6.00%	11/15/2047	103	103,584
Series 2012, Ref. Sub. CAB RB (h)	0.00%	11/15/2047	76	7,797
Series 2012, Ref. Sub. CAB RB (h)	0.00%	11/15/2047	222	22,611
South Carolina (State of) Ports Authority;
Series 2015, RB (g)	5.25%	07/01/2050	2,365	2,634,279
Series 2015, RB (g)	5.25%	07/01/2055	1,345	1,480,643
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2010 B, Ref. RB (c)	5.00%	01/01/2033	4,650	5,235,528
				20,540,954

South Dakota–0.57%

South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group);
Series 2014 B, RB	5.00%	11/01/2044	2,065	2,256,632
Series 2015, Ref. RB	5.00%	11/01/2045	1,825	2,032,466
South Dakota (State of) Health & Educational Facilities Authority (Vocational Education Program); Series 2008, RB (d)(e)	5.50%	08/01/2018	1,000	1,117,150
				5,406,248

Tennessee–0.89%

Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2006 A, First Mortgage Hospital RB	5.50%	07/01/2036	2,650	2,713,785
Memphis Center City Revenue Finance Corp. (Pyramid & Pinch District Redevelopment); Series 2011 B, Sub. RB (INS-AGM) (b)	5.25%	11/01/2030	525	617,710
Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Healthcare); Series 2004 B, Ref. RB (INS-BHAC) (b)(c)	5.25%	09/01/2027	4,700	5,077,598
				8,409,093

Texas–20.53%

Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB (g)	4.85%	04/01/2021	2,025	2,044,156
Arlington (City of); Series 2009, Special Tax RB	5.00%	08/15/2028	1,000	1,086,440
Austin (City of); Series 2012, Ref. Water & Wastewater System RB	5.00%	11/15/2042	2,400	2,699,400
Bexar County Health Facilities Development Corp. (Army Retirement Residence);
Series 2007, Ref. RB	5.00%	07/01/2033	735	751,787
Series 2007, Ref. RB	5.00%	07/01/2037	580	592,615
Dallas (City of) (Civic Center Convention Complex);
Series 2009, Ref. & Improvement RB (INS-AGC) (b)	5.00%	08/15/2018	1,650	1,805,810
Series 2009, Ref. & Improvement RB (INS-AGC) (b)	5.00%	08/15/2019	2,925	3,275,766
Dallas (County of) Flood Control District No. 1; Series 2002, Ref. Unlimited Tax GO Bonds	6.75%	04/01/2016	100	100,381
Dallas-Fort Worth (Cities of) International Airport;
Series 2012 G, Ref. RB	5.00%	11/01/2034	7,000	7,902,440
Series 2013 A, Joint Improvement RB (g)	5.00%	11/01/2030	2,250	2,535,232
El Paso (County of) Hospital District;
Series 2008 A, Limited Tax GO Bonds (INS-AGC) (b)	5.00%	08/15/2028	2,000	2,181,420
Series 2008 A, Limited Tax GO Bonds (INS-AGC) (b)(c)	5.00%	08/15/2037	8,100	8,804,214
Fort Bend (County of) Grand Parkway Toll Road Authority; Series 2012, Limited Contract Tax & Sub. Lien RB	5.00%	03/01/2042	1,500	1,667,100
Harris (County of) Metropolitan Transit Authority; Series 2011 A, Sales & Use Tax RB (c)	5.00%	11/01/2036	1,695	1,977,980
Harris (County of);
Series 2009 A, Sr. Lien Toll Road RB (c)	5.00%	08/15/2027	1,930	2,173,643
Series 2009 A, Sr. Lien Toll Road RB (c)	5.00%	08/15/2028	1,500	1,686,480
Series 2009 A, Sr. Lien Toll Road RB (c)	5.00%	08/15/2032	1,500	1,686,165
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB (d)(e)	7.25%	12/01/2018	1,050	1,244,282
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/2023	1,650	1,804,869

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Houston (City of);
Series 2002 A, Sub. Lien Airport System RB (INS-AGM) (b)(g)	5.13%	07/01/2032	$1,365	$1,369,464
Series 2007 A, Ref. First Lien Combined Utility System RB (INS-AGM) (b)(c)	5.00%	11/15/2036	12,850	13,730,868
Series 2011 D, First Lien Combined Utility System RB (c)	5.00%	11/15/2031	1,920	2,251,584
Series 2011 D, First Lien Combined Utility System RB (c)	5.00%	11/15/2033	9,080	10,512,642
Judson Independent School District; Series 2008, School Building Unlimited Tax GO Bonds (c)(d)(e)	5.00%	02/01/2017	5,230	5,499,920
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB (f)	5.50%	08/15/2045	1,690	1,704,973
Lower Colorado River Authority (LCRA Transmissions Services Corp.); Series 2011 A, Ref. RB	5.00%	05/15/2041	1,250	1,373,675
Lower Colorado River Authority;
Series 2012-A, Ref. RB (d)(e)	5.00%	05/15/2022	5	6,030
Series 2012-A, Ref. RB (d)(e)	5.00%	05/15/2022	5	6,030
Series 2012-A, Ref. RB	5.00%	05/15/2033	2,875	3,240,844
Series 2012-A, Ref. RB	5.00%	05/15/2036	3,795	4,239,926
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2009, Ref. & Improvement RB (d)(e)	6.25%	02/15/2019	1,450	1,687,119
New Hope Cultural Education Facilities Corp. (CHF-Collegiate Housing College Station I, LLC-Texas A&M University); Series 2014 A, Student Housing RB (INS-AGM) (b)	5.00%	04/01/2046	1,000	1,086,400
North Texas Tollway Authority;
Series 2008, Ref. First Tier System RB (d)(e)	5.63%	01/01/2018	1,350	1,481,666
Series 2008, Ref. First Tier System RB	5.63%	01/01/2028	190	204,406
Series 2008, Ref. First Tier System RB (d)(e)	6.00%	01/01/2018	1,195	1,320,798
Series 2008, Ref. First Tier System RB (d)(e)	6.00%	01/01/2018	880	972,638
Series 2008, Ref. First Tier System RB	6.00%	01/01/2026	165	179,834
Series 2008, Ref. First Tier System RB	6.00%	01/01/2027	120	131,178
Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (b)(h)	0.00%	01/01/2028	4,100	2,659,055
Series 2008 F, Ref. Second Tier System RB (d)(e)	5.75%	01/01/2018	3,650	4,015,401
Series 2011 A, Special Projects System RB (c)	5.50%	09/01/2036	4,470	5,310,673
Series 2015 B, Ref. RB (c)(k)	5.00%	01/01/2040	12,520	13,846,369
San Antonio (City of); Series 2013, Jr. Lien Electric & Gas Systems RB	5.00%	02/01/2038	3,310	3,702,367
San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, Special Project RB (INS-AGM) (b)	5.00%	10/01/2032	485	536,138
Series 2011, Special Project RB (INS-AGM) (b)	5.00%	10/01/2037	525	580,356
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2007, Retirement Facilities RB	5.13%	05/15/2037	225	226,847
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);
Series 2007, Retirement Facility RB	5.63%	11/15/2027	1,000	1,025,370
Series 2007, Retirement Facility RB	5.75%	11/15/2037	695	708,420
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.); Series 2007, Retirement Facility RB	5.25%	11/15/2037	5,000	5,234,700
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2007, Retirement Facility RB	5.75%	02/15/2025	400	408,092
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health);
Series 2008, Ref. RB (d)(e)	6.50%	01/01/2019	205	238,056
Series 2008, Ref. RB (INS-AGC) (b)	6.50%	07/01/2037	795	896,943
Series 2008 A, Ref. RB (INS-AGC) (b)	6.25%	07/01/2028	4,200	4,742,304
Tarrant County Health Facilities Development Corp. (Cook Children’s Medical Center); Series 2007 B, Ref. Hospital RB (INS-AGM) (b)	5.00%	12/01/2030	925	977,716
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2015 B, Ref. CAB RB (h)	0.00%	08/15/2036	4,405	1,829,352
Series 2015 B, Ref. CAB RB (h)	0.00%	08/15/2037	5,745	2,255,717
Texas (State of) Transportation Commission;
Series 2008, Mobility Fund Unlimited Tax GO Bonds (c)(d)(e)	5.00%	04/01/2018	6,945	7,602,622
Series 2012 A, Ref. First Tier Turnpike System RB	5.00%	08/15/2041	3,505	3,836,468
Texas A&M University System Board of Regents;
Series 2009 A, Financing System RB	5.00%	05/15/2028	1,000	1,125,010
Series 2009 A, Financing System RB	5.00%	05/15/2029	3,000	3,370,680
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/2026	6,890	8,428,537

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, Gas Supply RB	5.00%	12/15/2028	$3,085	$3,422,314
Series 2012, Gas Supply RB	5.00%	12/15/2029	3,975	4,370,234
Series 2012, Gas Supply RB	5.00%	12/15/2031	4,515	4,934,353
Series 2012, Gas Supply RB	5.00%	12/15/2032	1,495	1,639,731
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/2039	2,820	3,310,990
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB (g)	7.00%	12/31/2038	1,850	2,300,993
Tyler Health Facilities Development Corp. (East Texas Medical Center Regional Healthcare System); Series 2007 A, Ref. & Improvement Hospital RB	5.38%	11/01/2037	540	548,500
University of Houston; Series 2008, Ref. Consolidated RB (INS-AGM) (b)(c)	5.00%	02/15/2033	2,400	2,581,944
				193,686,427

Utah–0.34%

Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, Charter School RB	5.80%	06/15/2038	730	749,761
Utah (State of) Transit Authority; Series 2008 A, Sales Tax RB (c)(d)(e)	5.00%	06/15/2018	2,200	2,425,148
				3,174,909

Virgin Islands–0.38%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/2025	3,225	3,585,362

Virginia–1.21%

Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, Sr. Lien RB (g)	5.50%	01/01/2042	4,490	4,961,181
Series 2012, Sr. Lien RB (g)	6.00%	01/01/2037	1,235	1,420,645
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, Sr. Lien RB (g)	5.00%	07/01/2034	4,270	4,518,813
White Oak Village Shops Community Development Authority; Series 2007, Special Assessment RB	5.30%	03/01/2017	460	474,283
				11,374,922

Washington–4.93%

Bellevue (City of) Convention Center Authority (Compound Interest); Series 1994, Ref. Special Obligation RB (INS-NATL) (b)(h)	0.00%	02/01/2025	9,850	7,756,678
Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB (g)	5.50%	07/01/2026	975	1,132,121
Kalispel Tribe of Indians;
Series 2008, RB	6.63%	01/01/2028	1,250	1,272,800
Series 2008, RB	6.75%	01/01/2038	3,000	3,069,660
Seattle (Port of); Series 2012 A, Ref. Intermediate Lien RB	5.00%	08/01/2030	3,780	4,388,580
Washington (State of) (SR 520 Corridor Program - Toll Revenue);
Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds (c)	5.00%	06/01/2033	2,050	2,367,545
Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds (c)	5.00%	06/01/2041	585	667,444
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB (c)	5.00%	02/01/2041	3,630	3,912,850
Washington (State of) Health Care Facilities Authority (MultiCare Health System); Series 2007 B, RB (INS-AGM) (b)	5.50%	08/15/2038	4,000	4,339,560
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance); Series 2009, RB (d)(e)	7.38%	03/01/2019	2,000	2,397,180
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, RB (d)(e)	6.25%	05/15/2021	1,325	1,658,794
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2012, RB	5.25%	10/01/2037	1,000	1,069,870
Washington (State of) Housing Finance Commission (Wesley Homes); Series 2008, Non-Profit CR RB (f)	6.00%	01/01/2027	2,000	2,089,000
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/2032	3,250	3,630,607

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Washington–(continued)

Washington (State of);
Series 1993 B, Unlimited Tax GO Bonds	5.50%	05/01/2018	$1,275	$1,347,777
Series 2004 F, Motor Vehicle Fuel Unlimited Tax CAB GO Bonds (INS-AMBAC) (b)(h)	0.00%	12/01/2029	2,120	1,431,339
Series 2010 A, Various Purpose Unlimited Tax GO Bonds (c)	5.00%	08/01/2029	1,710	1,931,086
Series 2010 A, Various Purpose Unlimited Tax GO Bonds (c)	5.00%	08/01/2030	1,795	2,025,658
				46,488,549

West Virginia–0.99%

Harrison (County of) Commission (Allegheny Energy); Series 2007 D, Ref. Solid Waste Disposal RB (g)	5.50%	10/15/2037	1,750	1,829,782
Ohio (County of) (Fort Henry Centre Financing District); Series 2007 A, Tax Increment Allocation RB	5.85%	06/01/2034	500	511,235
Pleasants (County of) Commission (Allegheny Energy Supply Co., LLC Pleasants Station); Series 2007 F, Ref. PCR	5.25%	10/15/2037	855	892,022
West Virginia (State of) Hospital Finance Authority (Thomas Health System);
Series 2008, RB	6.00%	10/01/2020	1,400	1,485,078
Series 2008, RB	6.25%	10/01/2023	1,450	1,535,564
West Virginia (State of) Hospital Finance Authority (West Virginia United Health System Obligated Group);
Series 2009 C, Ref. & Improvement RB	5.50%	06/01/2034	1,400	1,543,976
Series 2009 C, Ref. & Improvement RB	5.50%	06/01/2039	1,405	1,540,077
				9,337,734

Wisconsin–1.54%

Southeast Wisconsin Professional Baseball Park District; Series 1998 A, Ref. Sales Tax RB (d)	5.50%	12/15/2020	1,500	1,798,440
Superior (City of) (Superior Water, Light & Power Co.);
Series 2007 A, Ref. Collateralized Utility RB (g)	5.38%	11/01/2021	600	638,784
Series 2007 B, Collateralized Utility RB (g)	5.75%	11/01/2037	535	570,075
Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.); Series 2009 B, RB (e)	5.13%	08/15/2016	500	515,810
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2039	3,000	3,240,658
Wisconsin (State of) Health & Educational Facilities Authority (Ministry Health Care); Series 2012 C, Ref. RB	5.00%	08/15/2032	1,600	1,768,494
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB (d)(e)	6.63%	02/15/2019	1,990	2,340,280
Wisconsin (State of) Housing & Economic Development Authority; Series 2008 A, Home Ownership RB (c)(g)	5.30%	09/01/2023	959	997,255
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	1,110	1,142,365
Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB	5.38%	05/01/2025	1,320	1,496,706
				14,508,867

Wyoming–0.30%

Sweetwater (County of) (FMC Corp.); Series 2005, Ref. Solid Waste Disposal RB (g)	5.60%	12/01/2035	1,000	1,003,450
Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/2026	1,600	1,806,206
				2,809,656
TOTAL INVESTMENTS(m)–165.99% (Cost $1,445,636,232)				1,565,727,905
FLOATING RATE NOTE OBLIGATIONS–(28.42)%
Notes with interest and fee rates ranging from 0.53% to 0.83% at 11/30/2015 and contractual maturities of collateral ranging from 09/01/2023 to 10/01/2052 (See Note 1D) (n)				(268,065,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(38.97)%				(367,600,000)
OTHER ASSETS LESS LIABILITIES–1.40%				13,218,227
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$943,281,132

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

Investment Abbreviations:

ACA	—ACA Financial Guaranty Corp.

AGC	—Assured Guaranty Corp.

AGM	—Assured Guaranty Municipal Corp.

AMBAC	—American Municipal Bond Assurance Corp.

BHAC	—Berkshire Hathaway Assurance Corp.

CAB	—Capital Appreciation Bonds

CEP	—Credit Enhancement Provider

Conv.	—Convertible

COP	—Certificates of Participation

CR	—Custodial Receipts

GO	—General Obligation

IDR	—Industrial Development Revenue Bonds

INS	—Insurer

Jr.	—Junior

MFH	—Multi-Family Housing

NATL	—National Public Finance Guarantee Corp.

PCR	—Pollution Control Revenue Bonds

PILOT	—Payment-in-Lieu-of-Tax

RAB	—Revenue Anticipation Bonds

RB	—Revenue Bonds

Ref.	—Refunding

Sec.	—Secured

SGI	—Syncora Guarantee, Inc.

Sr.	—Senior

Sub.	—Subordinated

TEMPS	—Tax-Exempt Mandatory Paydown Securities

Wts.	—Warrants

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1D.
(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2015 was $27,607,419, which represented 2.11% of the Trust’s Net Assets.
(g)	Security subject to the alternative minimum tax.
(h)	Zero coupon bond issued at a discount.
(i)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at November 30, 2015 was $4, which represented less than 1% of the Trust’s Net Assets.
(j)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2015.
(k)	Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $9,495,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(l)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(m)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage

Assured Guaranty Municipal Corp.	6.8%

(n)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2015. At November 30, 2015, the Trust’s investments with a value of $466,683,495 are held by TOB Trusts and serve as collateral for the $268,065,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.

Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without

Invesco Municipal Opportunity Trust

D.	Floating Rate Note Obligations – (continued)

first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Trust wherein the Trust, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Trust’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Trust, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Trust would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily

Invesco Municipal Opportunity Trust

D.	Floating Rate Note Obligations – (continued)

marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2015, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the nine months ended November 30, 2015 was $136,476,201 and $144,681,914 respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$121,260,180
Aggregate unrealized (depreciation) of investment securities	(3,735,403)
Net unrealized appreciation of investment securities	$117,524,777
Cost of investments for tax purposes is $1,448,203,128.

Invesco Municipal Opportunity Trust

Item 2.    Controls and Procedures.

(a)	As of November 20, 2015, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 20, 2015, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.    Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Invesco Municipal Opportunity Trust

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	January 29, 2016

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	January 29, 2016

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	January 29, 2016

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.